DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Yandex N.V., the parent company, together with its consolidated subsidiaries (collectively “Yandex” or the “Company”), is a technology company that builds intelligent products and services powered by proprietary machine learning and other technologies. Yandex is one of Europe's largest internet companies and the leading search and ride-hailing provider in Russia.

Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.

Basis of Presentation and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements were prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As described in the Recent Developments section in Note 13, following the suspension of trading of the Company’s Class A shares on the Nasdaq Global Select Market for more than five trading days, the holders of the Company’s convertible notes due March 3, 2025 now have the right to require the Company to redeem the notes at par, and the Company does not have the funds available to redeem the notes in full. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Principles of Consolidation

The consolidated financial statements include the accounts of Yandex N.V. and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. The Company reports consolidated net income/(loss) inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair value of assets and liabilities determined in connection with the business combinations (Note 3), initial recognition and impairment assessments of goodwill and intangible assets, selection of the content assets amortization method, useful lives of property and equipment and intangible assets, allowance for credit losses, fair values of share-based awards, deferred tax assets recoverability, convertible loan and operating lease incremental borrowing rate, fair values of financial instruments, income taxes and contingencies. The Company bases its estimates on historical experience with consideration given to current events such as the impacts of the coronavirus pandemic (“COVID-19”) on the assumptions and other inputs supporting significant estimates and judgments that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

The functional currency of the Company’s parent company is the U.S. dollar. The functional currency of the Company’s operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at the monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income/(loss), net in the accompanying consolidated statements of operations.

Convenience Translation

Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 74.2926 to $1.00, the prevailing exchange rate as of December 31, 2021 (except as otherwise stated). No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate. After the year end, the ruble experienced extreme volatility, reaching a low of RUB 120.3785 to $1.00. As of April 19, 2022 the exchange rate was RUB 79.4529 to $1.00, comparable to that as of December 31, 2021.

Revision of Previously Issued Financial Statements

In the first quarter of 2021 the Company corrected the Dutch VAT returns of Yandex N.V. for periods beginning in 2016 through the fourth quarter of 2020. The Company revised its previously issued consolidated financial statements for the periods impacted to reflect this immaterial correction together with other immaterial discrepancies identified. Certain reclassifications have also been made to the prior year consolidated balance sheets due to the separation of certain line items. Refer to Note 19 for additional information.

Certain Risks and Concentrations

The Company’s principal business activities are in the Russian Federation. The current geopolitical situation creates critical risks for the Company and its operations both in Russia and internationally. In addition, laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company’s financial position and results of operations. A significant portion of the Company’s revenues is derived from online advertising, ride-hailing, food tech services and sales of goods, the markets for which is competitive and rapidly changing. Significant changes in these industries, or changes in users’ internet preferences or advertiser spending or ride-hailing/food delivery partners’ behavior could adversely affect the Company’s financial position and results of operations.

A major part of the Company’s revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients.

No individual customer or groups of affiliated customers represented more than 10% of the Company’s revenues in 2019, 2020 and 2021.

Financial instruments that can potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents and term deposits. The primary focus of the Company’s treasury strategy is to preserve capital and meet liquidity requirements.

The Company’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company mainly maintains its portfolio of investments in a variety of term deposits.

Revenue Recognition

Revenue is recognized when the control of promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company identifies its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations based on their standalone selling prices within the Company's contracts with customers, recognizing revenue when, or as, the Company satisfies its performance obligations. The Group excludes from the measurement of its revenues any tax collected on behalf of third parties.

The Company’s principal revenue streams and their respective accounting treatments are discussed below:

Online Advertising Revenues

The Company’s online advertising revenues are generated from serving online ads on its own websites and on the websites of members of the Yandex Advertising Network (platform for ads placement). Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company’s consolidated balance sheets and recognized as online advertising revenues in the period services are provided.

Advertising bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 10,576, RUB 10,322 and RUB 15,183 ($204.4) in 2019, 2020 and 2021, respectively.

In accordance with U.S. GAAP, the Company reports online advertising revenues gross of fees paid to Yandex Advertising Network members, because the Company is the principal to its advertisers and retains collection risk. The Company records fees paid to advertising network members as traffic acquisition costs, a component of cost of revenues.

The Company recognizes online advertising revenues based on the following principles:

The Company’s Yandex Direct service offers advertisers the ability to place performance-based ads on Yandex and Yandex Advertising Network member websites and mobile applications targeted to users’ search queries and behavior profile or website content. The Company recognizes as revenues fees charged to advertisers as “click throughs” (cost per click or CPC) occur or users take specified actions, like placing an order on the website or mobile application or filling out a request (cost per action or CPA). A “click through” occurs each time a user clicks on one of the performance based ads that are displayed next to the search results or on the content pages of Yandex or Yandex Advertising Network members’ websites. The Company’s Yandex Market price comparison services are mainly priced on a CPC basis and revenue recognized only when a user clicks on product offerings placed by merchants on Yandex Market.

The Company recognizes revenue from brand advertising on its websites and on Yandex Advertising Network member websites as “impressions” are delivered. An “impression” is delivered when an advertisement appears on pages viewed by users.

The Company may accept a lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Company believes that there will be no significant changes to the estimates of variable consideration.

Revenues of MLU businesses

The revenues of MLU businesses, operated as a joint venture with Uber, primarily consist of commissions for providing ride-hailing, logistics and food delivery services, as well as car-sharing and e-grocery (included in revenues from sale of goods below).

For ride-hailing and logistics services provided to individual users, the Company is not a principal and reports only commission fees as revenue. For services provided to corporate clients the Company acts as the principal and revenue and related costs are recorded gross. Revenue is recognized at the time the taxi ride or delivery is completed, which is when the Company assesses the performance obligation to be satisfied, and in the amount that reflects the consideration that the Company expects to receive in exchange for the service. For the contracts with customers where revenues exceed promotional discounts to users and minimum fare guarantees to drivers, the discounts and guarantees are netted against revenues. In case discounts to users and minimum fare guarantees exceed the related cumulative revenues, the excess is presented in sales, general and administrative expenses in the consolidated statement of operations.

The Company uses its ride-hailing platform to provide various services to individual users, Fleet Management Companies (“FMCs”, which are companies that manage and employ large numbers of drivers), individual drivers and corporate clients. Individual users access the platform for free and the Company has no performance obligation to individual users. As a result, only taxi FMCs, individual drivers and corporate clients are considered the Company’s customers.

Principal vs. Agent Considerations

The Company evaluates the presentation of revenue on a gross versus net basis based on whether it acts as a principal by controlling the service provided to the passenger or whether it acts as an agent by enabling individual drivers to interact directly with service users and provide the service to the user.

In its relationship with FMCs and individual drivers, the Company is not a principal. The Company enables drivers to obtain rides or deliveries and receive payment for the orders through the use of the Company’s technology applications. While the Company facilitates setting the price for the orders, the driver and the user have the discretion to accept the transaction price through the Company’s technology application. The Company is not responsible for fulfilling the transportation services being provided to the service user, nor does the Company have inventory risk related to these services. Accordingly, the Company acts as an agent in the transaction. The Company reports revenue on a net basis, reflecting the fee owed to the Company from the drivers as revenue, and not the gross amount collected from the service user.

The Company has exercised judgment in determining whether the Company is the principal or agent in transactions with corporate clients since the Company subcontracts FMCs or individual drivers to deliver the transportation service promised to corporate clients. The Company presents revenue on a gross basis based upon its conclusion that it controls the transportation service provided to corporate clients. In reaching this conclusion, the Company considered the following key facts and circumstances:

●	The Company controls the quality of transportation services promised to its corporate customers, such as prioritization of corporate rides, and setting quality and response requirements for FMCs and individual drivers in order for them to be eligible to offer corporate rides.
●	The platform’s backend provides on-demand analytics and expense reporting capabilities to corporate clients, thus reducing their administrative costs. The Company considers this to be a significant part of the corporate client’s user experience.
●	The Company is contractually responsible for providing on-demand transportation services to corporate clients (in order to service corporate clients, the Company enters into an additional contract with FMCs pursuant to which the FMC is the service provider and the Company is the service recipient). In case of customer dissatisfaction, the Company, rather than FMCs or individual drivers, must provide a remedy.
●	The Company is required to compensate FMCs and individual drivers regardless of whether the corporate client accepts a ride or not; therefore, the Company has inventory risk.
●	The Company has full discretion in setting ride prices for corporate clients.

For food delivery services provided to individual users, the Company is not a principal and reports only commission fees as revenue. For food delivery services performed by the Company and not the restaurant itself, the Company recognizes revenue gross of the amounts payable to third-party delivery agents as the Company has the primary responsibility for the fulfilment of the delivery service. Third-party delivery costs are recorded as cost of goods sold. The promotional discounts reduce the Company’s revenue once the discount is applied by the user. The Company recognizes revenue when the food has been successfully delivered, which is when the performance obligation has been completed.

For its car-sharing business the Company uses the provisions of ASС 842 Leases to account for its car fleet rental revenues and other related products and services. The Company combines all lease and non-lease components of its car fleet rental contracts for which the timing and pattern of transfer corresponds to the lease service, except for revenue related to the Company’s customer loyalty program. The Company recognizes car fleet rentals revenues evenly over the period of rental as the control over the promised services is transferred to the customer and associated benefits are consumed. All of the Company’s leases, where the Company acts as a lessor, meet the criteria of ASC 842 Leases for classification as operating leases.

The Company recorded RUB 40,932 ($865.5) of promotional discounts to users and minimum fare guarantees in 2021 (RUB 21,960 in 2020 and RUB 19,095 in 2019), of which RUB 36,982 ($497.8) (RUB 21,220 in 2020 and RUB 17,202 in 2019) were netted against revenues and RUB 3,950 ($53.2) (RUB 740 in 2020 and RUB 1,893 in 2019) were presented in sales, general and administrative expenses.

Revenues from sales of goods

The Сompany’s revenues from sales of goods primarily consist of e-grocery revenues, revenues from goods sold through the Company’s marketplace platform and revenues from devices sold.

E-grocery revenues are generated from the sale and delivery of consumer products to individual customers. Products are ordered through mobile application and then delivered from the Company’s hyperlocal dark stores.

Marketplace platform revenues are generated from sale of goods on the Company’s multicategory e-commerce marketplace platform to individual customers.

Revenue from sale of goods is recognized when control of the goods is transferred to the customers, which generally occurs upon delivery. The promotional discounts reduce the Company’s revenue once the discount is applied by the user.

Revenues from media services

The Company's primary source of media revenues is from monthly membership fees. Members of the Company’s streaming services are billed in advance of the start of their monthly membership and revenues are recognized ratably over each membership period. When the timing of the Company’s revenue recognition is different from the timing of customer payments, the Company recognizes either a contract asset or deferred revenue in the consolidated balance sheets.

Other Revenue

The Company’s other revenue primarily consists of value added services from the Company’s Classifieds segment and revenues from goods sold on a commission basis through the Company’ marketplace platform.

The Company’s revenue from its value added services is recognized over the period when the respective services are provided to users.

The Company offers programs that enable sellers to sell their products and fulfil orders through its marketplace. The Company is not the seller in these transactions. The commissions and any related fulfilment and shipping fees the Company earns from these arrangements are recognized when the services are rendered, which generally occurs upon delivery of the related products to the customer.

Loyalty program

Under the Company’s loyalty program, the Company awards loyalty points to individual users who use the Company’s services. Loyalty points can be redeemed in the Company’ participating services and cannot be redeemed by users for cash. For loyalty points earned through the Company’s services, the Company calculates the amount of loyalty points that are expected to be redeemed and allocates the consideration received at the time of the initial transaction between the original performance obligation and the material right for additional services given to an individual user in the form of points based on their standalone selling prices. Consideration may represent the one received from an individual customer or a principal, in case the Company’s performance obligation is to enable a principal to provide the service to an individual customer.

Revenue is then recognized when loyalty points are redeemed and a service is provided. The estimated selling price of loyalty points is determined using historical data, including award redemption patterns by service and the type of users. The loyalty points have a redemption period of 3 years.

Cost of Revenues

Cost of revenues consists of traffic acquisition costs, cost of devices and other goods sold, car fleet leases, gasoline costs and outsourced services such as insurance, maintenance and other services, cost of corporate Ride-hailing and Logistics services, logistics, content acquisition costs, content assets amortization and other cost of revenues.

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company’s search engine and other services and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff. Product development expenses mainly relate to the relatively minor upgrades and enhancements and are expensed as incurred.

Software development costs, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the years ended December 31, 2019, 2020 and 2021.

Advertising and Promotional Expenses

The Company expenses advertising and promotional costs in the period in which they are incurred.

Social Security Contributions

The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. These contributions are expensed as incurred. In Russia, the amount was calculated using a regressive rate (from 14.0% to 0.3% for accredited IT companies and from 30.2% to 0.2% for other companies in 2021, 2020 and 2019) based on the annual compensation of each employee. The rates for 2022 for other companies are to range from 31.3% to 0.2% and for accredited IT companies to range from 8.9% to 0.3%.

Share-Based Compensation

The Company grants share options, restricted share units (“RSUs”), performance share units (“PSUs”), “Synthetic Options” and business unit equity awards (together, “Share-Based Awards”) to its employees and consultants.

The Company estimates the fair value at the grant date of share options that are expected to vest using the Black-Scholes-Merton (“BSM”) pricing model and recognizes the fair value on a straight-line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying shares on the dates of grant. The fair value of PSUs, Synthetic Options and business unit equity awards is measured using the Monte-Carlo pricing model. This model incorporates assumptions such as stock price volatility, contractual terms, maturity, risk free rates and expected dividends. The expense per RSU, Synthetic Option and business unit equity award is recognized on a straight-line basis over the requisite service period. PSUs awards have a graded vesting provision and the expense recognition is accelerated.

The assumptions used in calculating the fair value of Share-Based Awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change or the Company uses different assumptions, the Company’s share-based compensation expense could be materially different in the future. The Company accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Current provision for income tax is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are classified as non-current. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, limitations and enacted changes to the tax legislation in respective jurisdictions, tax-planning strategies, and results of recent operations.

The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. For those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes tax benefit measured as the largest amount with a realization possibility exceeding 50 percent. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2019, 2020 and 2021 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company’s legal entities domiciled outside of Russia from these entities’ functional currencies into Russian rubles.

Accumulated other comprehensive income of RUB 17,923 as of December 31, 2020 and RUB 16,193 ($217.9) as of December 31, 2021 consists solely of cumulative foreign currency translation adjustment.

Noncontrolling Interests and Redeemable Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Company’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income/(loss) attributable to noncontrolling interest reflects the share of the net income/(loss) of the Company’s consolidated subsidiaries, in which there are either noncontrolling interests or redeemable noncontrolling interests.

Ownership interests in the Company’s consolidated subsidiaries held by the senior employees of these subsidiaries are considered redeemable as according to the terms of the business unit equity awards the employees have the right to redeem their interests for cash. Accordingly, such redeemable noncontrolling interests have been presented as mezzanine equity in the consolidated balance sheets. Adjustments to the redemption value of the redeemable noncontrolling interests are recorded through retained earnings.

Fair Value of Financial Instruments

The carrying amounts of financial instruments carried on the balance sheets such as cash and cash equivalents, short-term deposits, loans granted to third parties, restricted cash, accounts receivable and funds receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of those instruments.

Fair value considerations related to the business combination entered into during the reporting period and other Company's financial instruments are disclosed in Note 4 and Note 6, respectively.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3— unobservable inputs that are supported by little of no market activities.

Term Deposits

Bank deposits are classified as cash and cash equivalents if the original maturities are three months or less. Bank deposits, which have original maturities of longer than three months, are classified as (i) current term deposits if they are repayable in less than twelve months; and (ii) non-current term deposits if they are repayable in more than one year.

Equity Method Investments

Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted under the equity method. The Company records its share of the results of these companies within the income/(loss) from equity method investments line on the consolidated statements of operations or as an adjustment to equity to reflect the Company’s share in the changes of the investee's capital.

The Company reviews its equity method investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income/(loss), net in the consolidated statements of operations and a new cost basis in the investment is established.

Allowance for Credit Losses

The Company maintains an allowance for credit losses for expected uncollectible trade accounts receivable, which is recorded as an offset to accounts receivable, and changes in such amounts are classified as general and administrative expenses in the consolidated statements of operations. The Company determined that the expected loss rates should be calculated using the historical loss rates adjusted for current market conditions and reasonable and supportable forecasts of future economic conditions such as changes in unemployment rates to inform adjustments to historical loss data. The historical rates are calculated for each of the aging categories used for pooling trade receivables. To determine the collected portion of each bucket, the collection time of each trade receivable is identified. To determine the appropriate allowance for expected credit losses, the Company considers certain historical information, credit quality indicators, such as aging, collection history, and creditworthiness of debtors. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues.

Inventories

Inventories, consisting of products available for sale, are primarily accounted for using the weighted average method, and are valued at the lower of cost and net realizable value. The Company estimates the net realizable value of such inventories based on analysis and assumptions. A change to the carrying value of inventories is recorded to cost of revenues.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

Depreciation is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	1.0 - 3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑10.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Leases

The Company determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.

As the implicit rate in the Company's leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, term of the lease and total lease payments and adjusts for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise any such options. Lease costs for the Company's operating leases are recognized on a straight-line basis within operating expenses over the lease term. Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term within the depreciation and amortization line of the consolidated statements of operations. The interest component of finance leases is included in interest expense and recognized using the effective interest method over the lease term.

The Company determines lease payments related to the use of the underlying leased assets at lease commencement and lease modification dates. Based on the terms of the individual lease agreement, such lease payments may represent fixed payments (including in-substance fixed payments) or variable lease payments. Variable lease payments mainly relate to car leases and represent mileage-based payments.

The Company accounts for lease concessions (rent discounts and rent deferrals) received as a result of the COVID-19 pandemic as if they were part of the enforceable rights and obligations in the original contracts by recognizing negative variable lease cost.

The Company separates its leases into property and car leases by their class of underlying assets. For property leases the Company separately accounts for lease and non-lease components based on the identifiable standalone price of such non-lease components and, as a result, allocates part of lease contract consideration to non-lease component and accounts for it separately. For car leases the Company has elected to not separate lease and non-lease components for any leases within its existing classes of assets and, as a result, accounts for any lease and non-lease components as a single lease component. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Company’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may apply adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Company recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value.

The Company did not recognize any goodwill impairment for the years ended December 31, 2020 and 2021. In 2019, the Company recognized goodwill impairment in the amount of RUB 762 related to the acquisition of Food Party LLC as a result of the annual goodwill impairment test. The impairment was in the full amount of goodwill recognized at the Food Party LLC acquisition date and allocated to the FoodTech segment.

The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1.0 to 16 years, with a weighted-average life of 7.7 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.6-10.0 years
Customer relationships	2.0-15.9 years
Patents and licenses	3.3-5.0 years
Trade names and domain names	2.0-10.0 years
Supplier relationships	3.0-4,5 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long-lived Assets Other Than Goodwill

The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Content assets and channels programming expenses

The Company licenses and produces content assets in order to offer users unlimited viewing or limited viewing of films and series (or titles) via subscription, transaction and advertising models. Most of the content license agreements are for a fixed fee. Payments for content assets, including additions to streaming assets and the changes in related liabilities, are classified within net cash from operating activities in the consolidated statements of cash flows. For licensed content assets, the Company recognizes the assets per content and records a corresponding liability at the gross amount of the liability when the license period begins and all the following conditions have been met:

●	the cost of the content asset is known or reasonably determinable;
●	the content asset is accepted in accordance with the conditions of agreement;
●	the content asset is available for its first streaming or showing.

The Company recognizes content assets (licensed and produced) as content assets, net on the consolidated balance sheets.

For produced content, the Company capitalizes costs associated with content production, including development costs, direct costs and production overhead when incurred. These amounts are included in the non-current content assets line in the consolidated balance sheets. Produced content assets are expected to be amortized within four years after launch. For films and series predominantly monetized individually, the amortization of capitalized costs is based on the proportion of the film’s (or series’) revenues recognized for such period to the film’s (or series’) estimated remaining ultimate revenues (i.e., the total revenue to be received throughout a film’s or series’ life cycle).

For the advertising model, the Company’s general policy is to amortize each content’s costs on a straight-line basis over its license period. For the subscription model, the Company’s general policy is to amortize each content asset based on the estimated number of future showings. For the transaction model, the Company’s general policy is to amortize each content asset based on the estimated viewing patterns. The Company amortizes content assets (licensed and produced) in the cost of revenues line of the consolidated statements of operations. The Company reviews factors impacting the amortization of content assets on an ongoing basis.

The Company’s video business model is subscription-based, rather than based on revenues generated from the advertising or the transaction models. The principal content assets, both licensed and produced, are reviewed in aggregate at a film group level when an event or change in circumstances indicates a change in the expected usefulness of the content asset or that the fair value may be less than unamortized cost. To date, the Company has not identified any such event or changes in circumstances. If such changes are identified in the future, these aggregated content assets will be stated at the lower of unamortized cost or fair value.

The Company also incurs programming expenses related to the rights to distribute the third-party programmed channels, platforms and related content through the Company’s streaming platform to end consumers. Programming is generally acquired under multiyear distribution agreements, with fees typically fixed or based on the number of customers that receive the programming. Programming arrangements are accounted for as executory contracts with expenses generally recognized ratably thought the distribution period or based on the rates in the agreements within the cost of revenues line of the consolidated statements of operations.

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). ASU 2019-12 removes certain exceptions for performing intraperiod tax allocations, recognizing deferred taxes for investments, and calculating income taxes in interim periods. The guidance also simplifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill, and the effect of enacted changes in tax laws or rates in interim periods. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. The Company adopted the standard effective January 1, 2021, without significant impact on the unaudited condensed consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815,” which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted the standard effective January 1, 2021, without significant impact on the unaudited condensed consolidated financial statements.

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

In August 2020, the FASB issued ASU 2020-06, “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted the standard effective January 1, 2022, using modified retrospective method. As a result of the adoption, the Company recorded a RUB 8,573 ($115.4) decrease in additional paid in capital from the derecognition of the equity component of the convertible debt, net of tax effects, a RUB 6,404 ($86.2) increase in the liability component from the derecognition of the discount associated with the equity component of the convertible debt, and a RUB 2,511 ($33.8) increase to the opening balance of retained earnings, representing the cumulative interest expense, net of tax effects, recognized related to the amortization of the conversion option. The Company also wrote off the deferred tax liabilities in the amount of RUB 342 ($4.6) related to the convertible debt. Adoption of the ASU is not expected to have a material effect on the diluted net income per share.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.